TRADE AND OTHER ACCOUNTS PAYABLES	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER ACCOUNTS PAYABLES	TRADE AND OTHER ACCOUNTS PAYABLES
The composition of Trade and other accounts payables is as follows:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current
(a) Trade and other accounts payables	2,076,314	1,761,814
(b) Accrued liabilities	608,532	371,758
Total trade and other accounts payables	2,684,846	2,133,572

(a)     Trade and other accounts payable:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$

Trade creditors	1,676,218	1,409,894
Other accounts payable	400,096	351,920
Total	2,076,314	1,761,814
The details of Trade and other accounts payables are as follows:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$

Maintenance and technical purchases	448,927	380,853
Boarding Fees	318,024	268,353
Aircraft Fuel	261,700	220,343
Handling and ground handling	214,411	122,721
Airport charges and overflight	117,364	157,691
Leases, maintenance and IT services	114,043	121,901
Other personnel expenses	99,187	106,277
Professional services and advisory	89,082	77,548
Services on board	80,086	72,902
Marketing	57,903	46,751
Crew	40,765	20,560
Air companies	32,817	9,778
Agencies sales commissions	29,478	15,649
Aircraft Insurance	9,553	16,756
Others	162,974	123,731
Total trade and other accounts payables	2,076,314	1,761,814

(b) Liabilities accrued:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$

Aircraft and engine maintenance	191,524	74,874
Accrued personnel expenses	104,504	86,743
Accounts payable to personnel (1)	275,358	183,153
Others accrued liabilities	37,146	26,988
Total accrued liabilities	608,532	371,758

(1) Participation in profits and bonuses (Note 22 letter b).